AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks — 95.6%
Aerospace & Defense — 3.1%
Boeing Co. (The)*	10,200	$1,955,136
General Dynamics Corp.	140,957	31,147,268
Huntington Ingalls Industries, Inc.	20,938	4,283,496
L3Harris Technologies, Inc.	89,006	15,497,725
Northrop Grumman Corp.	39,838	17,536,289
RTX Corp.	196,519	14,143,473
		84,563,387
Air Freight & Logistics — 0.7%
FedEx Corp.	42,729	11,319,767
United Parcel Service, Inc. (Class B Stock)	44,282	6,902,235
		18,222,002
Automobile Components — 0.5%
Adient PLC*	60,891	2,234,700
Magna International, Inc. (Canada)	224,755	12,049,115
		14,283,815
Automobiles — 0.5%
General Motors Co.	411,890	13,580,013
Banks — 8.2%
Bank of America Corp.	486,906	13,331,486
Citigroup, Inc.	714,873	29,402,727
Citizens Financial Group, Inc.	435,376	11,668,077
Fifth Third Bancorp	202,670	5,133,631
Huntington Bancshares, Inc.	435,466	4,528,846
JPMorgan Chase & Co.	369,041	53,518,326
M&T Bank Corp.	96,205	12,165,122
New York Community Bancorp, Inc.(a)	821,229	9,312,737
PNC Financial Services Group, Inc. (The)	60,663	7,447,597
Regions Financial Corp.	529,835	9,113,162
Royal Bank of Canada (Canada)	104,873	9,165,047
Truist Financial Corp.	93,466	2,674,062
U.S. Bancorp(a)	643,711	21,281,086
Wells Fargo & Co.	809,606	33,080,501
		221,822,407
Beverages — 1.7%
Coca-Cola Co. (The)	63,262	3,541,407
Diageo PLC (United Kingdom)	297,758	10,977,778
Keurig Dr. Pepper, Inc.	395,001	12,470,182
PepsiCo, Inc.	47,982	8,130,070
Pernod Ricard SA (France)	66,523	11,075,412
		46,194,849
Biotechnology — 0.8%
AbbVie, Inc.	60,458	9,011,870
Gilead Sciences, Inc.	160,377	12,018,652
		21,030,522
Broadline Retail — 0.1%
Kohl’s Corp.(a)	92,913	1,947,456
Building Products — 0.7%
Johnson Controls International PLC	248,474	13,221,302
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	31,685	$6,429,203
		19,650,505
Capital Markets — 4.7%
Ares Management Corp. (Class A Stock)(a)	103,896	10,687,782
Bank of New York Mellon Corp. (The)	303,353	12,938,005
BlackRock, Inc.	11,857	7,665,432
Charles Schwab Corp. (The)	25,700	1,410,930
Goldman Sachs Group, Inc. (The)	65,022	21,039,169
Intercontinental Exchange, Inc.	103,002	11,332,280
KKR & Co., Inc.	93,212	5,741,859
Morgan Stanley	292,490	23,887,658
Nasdaq, Inc.	209,420	10,175,718
Raymond James Financial, Inc.(a)	135,921	13,650,546
State Street Corp.	140,176	9,386,185
		127,915,564
Chemicals — 2.5%
Celanese Corp.(a)	49,055	6,157,384
CF Industries Holdings, Inc.	63,695	5,461,209
Corteva, Inc.	71,751	3,670,781
DuPont de Nemours, Inc.	156,815	11,696,831
LyondellBasell Industries NV (Class A Stock)	100,107	9,480,133
Olin Corp.	172,411	8,617,102
PPG Industries, Inc.	99,347	12,895,240
RPM International, Inc.	33,190	3,146,744
Sherwin-Williams Co. (The)	27,634	7,048,052
		68,173,476
Communications Equipment — 2.1%
Cisco Systems, Inc.	340,839	18,323,505
F5, Inc.*	139,773	22,523,021
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	3,213,542	15,617,814
		56,464,340
Consumer Finance — 0.7%
American Express Co.	88,713	13,235,093
Capital One Financial Corp.	28,504	2,766,313
Discover Financial Services	31,900	2,763,497
		18,764,903
Consumer Staples Distribution & Retail — 0.7%
Target Corp.	73,169	8,090,296
Walmart, Inc.	73,637	11,776,766
		19,867,062
Containers & Packaging — 0.3%
International Paper Co.	200,689	7,118,439
Distributors — 0.3%
LKQ Corp.	170,489	8,440,910
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	139,625	4,525,246
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 4.0%
American Electric Power Co., Inc.	214,622	$16,143,867
Duke Energy Corp.	154,058	13,597,159
Exelon Corp.(a)	493,028	18,631,528
NextEra Energy, Inc.(a)	154,594	8,856,690
PG&E Corp.*	312,351	5,038,222
PPL Corp.	439,531	10,355,350
Southern Co. (The)	434,693	28,133,331
Xcel Energy, Inc.	112,762	6,452,242
		107,208,389
Electrical Equipment — 1.1%
Eaton Corp. PLC	86,111	18,365,754
Emerson Electric Co.	127,449	12,307,750
		30,673,504
Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	461,374	14,058,066
TE Connectivity Ltd.	127,977	15,808,999
		29,867,065
Energy Equipment & Services — 0.8%
Baker Hughes Co.	88,584	3,128,787
Halliburton Co.	102,526	4,152,303
NOV, Inc.	622,818	13,016,896
		20,297,986
Entertainment — 0.3%
Walt Disney Co. (The)*	18,184	1,473,813
Warner Bros Discovery, Inc.*	630,601	6,848,327
		8,322,140
Financial Services — 2.0%
Corebridge Financial, Inc.	130,289	2,573,208
Equitable Holdings, Inc.	659,717	18,729,366
Euronet Worldwide, Inc.*	83,090	6,595,684
Fidelity National Information Services, Inc.	308,276	17,038,415
Fiserv, Inc.*	89,039	10,057,845
		54,994,518
Food Products — 1.6%
Archer-Daniels-Midland Co.	147,845	11,150,470
Conagra Brands, Inc.	281,076	7,707,104
Kellogg Co.	140,550	8,364,131
Nestle SA	110,627	12,522,536
Tyson Foods, Inc. (Class A Stock)	69,519	3,510,014
		43,254,255
Gas Utilities — 0.4%
Atmos Energy Corp.	101,132	10,712,913
Ground Transportation — 1.4%
Canadian National Railway Co. (Canada) (NYSE)(a)	39,068	4,232,237
Canadian National Railway Co. (Canada) (TSX)	71,539	7,747,227
Norfolk Southern Corp.	22,914	4,512,454
	Shares	Value
Common Stocks (continued)
Ground Transportation (cont’d.)
Union Pacific Corp.	103,753	$21,127,223
		37,619,141
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	90,774	8,791,462
Baxter International, Inc.	162,242	6,123,013
Becton, Dickinson & Co.(a)	84,089	21,739,529
Boston Scientific Corp.*	125,275	6,614,520
GE HealthCare Technologies, Inc.	131,342	8,936,510
Medtronic PLC	319,319	25,021,837
Zimmer Biomet Holdings, Inc.	92,487	10,378,891
		87,605,762
Health Care Providers & Services — 5.2%
Cigna Group (The)	128,630	36,797,184
CVS Health Corp.	272,422	19,020,504
Elevance Health, Inc.	92,721	40,372,578
HCA Healthcare, Inc.	28,377	6,980,174
Humana, Inc.	5,400	2,627,208
McKesson Corp.	40,910	17,789,714
UnitedHealth Group, Inc.	35,104	17,699,086
		141,286,448
Health Care REITs — 0.3%
Welltower, Inc.(a)	103,855	8,507,802
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.(a)	537,280	8,634,090
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	58,002	2,658,812
Marriott International, Inc. (Class A Stock)	54,103	10,634,485
		13,293,297
Household Durables — 0.3%
Lennar Corp. (Class A Stock)	73,532	8,252,496
Household Products — 0.8%
Colgate-Palmolive Co.	74,049	5,265,624
Kimberly-Clark Corp.	88,740	10,724,229
Reckitt Benckiser Group PLC (United Kingdom)	59,363	4,186,323
		20,176,176
Industrial Conglomerates — 2.2%
3M Co.	16,800	1,572,816
General Electric Co.	174,852	19,329,889
Honeywell International, Inc.	108,108	19,971,872
Siemens AG (Germany)	89,361	12,770,469
Siemens AG (Germany), ADR	61,503	4,394,389
		58,039,435
Industrial REITs — 0.5%
Prologis, Inc.	118,081	13,249,869
Insurance — 6.9%
American International Group, Inc.	696,738	42,222,323
Aon PLC (Class A Stock)	61,875	20,061,113
Chubb Ltd.	196,713	40,951,712

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	247,974	$17,583,836
Marsh & McLennan Cos., Inc.	105,313	20,041,064
MetLife, Inc.	231,889	14,588,137
Progressive Corp. (The)	138,109	19,238,584
Travelers Cos., Inc. (The)	71,361	11,653,965
		186,340,734
Interactive Media & Services — 0.4%
Alphabet, Inc. (Class A Stock)*	85,663	11,209,860
IT Services — 1.1%
Accenture PLC (Class A Stock)	62,429	19,172,570
Amdocs Ltd.	117,424	9,921,154
		29,093,724
Life Sciences Tools & Services — 0.5%
Danaher Corp.	15,642	3,880,780
Thermo Fisher Scientific, Inc.	19,993	10,119,857
		14,000,637
Machinery — 2.1%
CNH Industrial NV (United Kingdom)(a)	441,299	5,339,718
Cummins, Inc.	67,278	15,370,332
Illinois Tool Works, Inc.(a)	45,167	10,402,412
Otis Worldwide Corp.	30,544	2,452,988
PACCAR, Inc.	123,595	10,508,047
Stanley Black & Decker, Inc.	135,714	11,342,976
		55,416,473
Media — 2.0%
Charter Communications, Inc. (Class A Stock)*	18,909	8,316,556
Comcast Corp. (Class A Stock)	779,167	34,548,265
News Corp. (Class A Stock)	412,899	8,282,754
Paramount Global (Class B Stock)(a)	190,932	2,463,023
		53,610,598
Metals & Mining — 0.8%
Barrick Gold Corp. (Canada)	543,635	7,909,889
Rio Tinto PLC (Australia), ADR(a)	221,530	14,098,169
		22,008,058
Multi-Utilities — 1.6%
Ameren Corp.	54,320	4,064,765
Dominion Energy, Inc.	519,343	23,199,052
Sempra	239,622	16,301,485
		43,565,302
Oil, Gas & Consumable Fuels — 8.4%
APA Corp.	469,426	19,293,409
ConocoPhillips	421,665	50,515,467
Coterra Energy, Inc.	441,886	11,953,016
Diamondback Energy, Inc.	56,541	8,757,070
Enbridge, Inc. (Canada)	240,426	7,974,372
EOG Resources, Inc.	241,392	30,598,850
EQT Corp.(a)	101,568	4,121,629
Exxon Mobil Corp.	71,602	8,418,963
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Oil Corp.	437,720	$11,709,010
Murphy Oil Corp.	76,057	3,449,185
Ovintiv, Inc.(a)	144,267	6,862,781
Phillips 66	68,950	8,284,343
Pioneer Natural Resources Co.	55,230	12,678,047
Shell PLC (Netherlands), ADR	180,483	11,619,496
Suncor Energy, Inc. (Canada)	319,299	10,977,500
TC Energy Corp. (Canada)(a)	60,381	2,077,710
TotalEnergies SE (France), ADR	202,957	13,346,452
Williams Cos., Inc. (The)	83,300	2,806,377
		225,443,677
Passenger Airlines — 0.1%
Southwest Airlines Co.(a)	107,489	2,909,727
Personal Care Products — 1.6%
Kenvue, Inc.	1,025,188	20,585,775
Unilever PLC (United Kingdom), ADR(a)	465,369	22,989,229
		43,575,004
Pharmaceuticals — 6.2%
AstraZeneca PLC (United Kingdom), ADR	159,406	10,794,974
Bristol-Myers Squibb Co.	59,450	3,450,478
Elanco Animal Health, Inc.*	242,060	2,720,754
GSK PLC, ADR	81,242	2,945,023
Johnson & Johnson	286,542	44,628,917
Merck & Co., Inc.	393,596	40,520,708
Pfizer, Inc.	1,427,071	47,335,945
Roche Holding AG	40,427	11,036,616
Sanofi, ADR(a)	64,452	3,457,205
		166,890,620
Professional Services — 0.3%
Equifax, Inc.	39,580	7,250,264
Residential REITs — 0.3%
AvalonBay Communities, Inc.	51,795	8,895,273
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	117,752	20,617,198
Applied Materials, Inc.	13,334	1,846,092
Broadcom, Inc.	10,445	8,675,408
KLA Corp.	24,633	11,298,172
NXP Semiconductors NV (China)	89,993	17,991,401
QUALCOMM, Inc.	190,086	21,110,951
Texas Instruments, Inc.	91,641	14,571,835
		96,111,057
Software — 0.9%
Microsoft Corp.	60,000	18,945,000
Oracle Corp.	46,738	4,950,489
		23,895,489
Specialized REITs — 1.4%
Crown Castle, Inc.	128,205	11,798,706
Gaming & Leisure Properties, Inc.	282,542	12,869,788
Public Storage	10,097	2,660,762

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Weyerhaeuser Co.	342,906	$10,513,498
		37,842,754
Specialty Retail — 1.6%
Best Buy Co., Inc.	39,053	2,713,012
Home Depot, Inc. (The)	25,553	7,721,094
Lowe’s Cos., Inc.	78,929	16,404,603
TJX Cos., Inc. (The)	92,393	8,211,890
Tractor Supply Co.(a)	35,354	7,178,630
		42,229,229
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd. (South Korea), GDR	4,292	5,397,247
Western Digital Corp.*	202,433	9,237,018
		14,634,265
Tobacco — 1.2%
Philip Morris International, Inc.	344,623	31,905,197
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC (United Kingdom), ADR	511,453	4,848,574

Total Common Stocks (cost $2,525,423,309)		2,576,236,698
Unaffiliated Exchange-Traded Funds — 2.8%
iShares MSCI USA Value Factor ETF	257,984	23,404,308
iShares Russell 1000 Value ETF	165,964	25,196,655
SPDR Portfolio S&P 500 Value ETF	632,254	26,086,800

Total Unaffiliated Exchange-Traded Funds (cost $79,409,701)		74,687,763

Total Long-Term Investments (cost $2,604,833,010)		2,650,924,461
Short-Term Investments — 6.6%
Affiliated Mutual Funds — 6.1%
PGIM Core Government Money Market Fund(wb)	9,535,535	9,535,535
PGIM Institutional Money Market Fund (cost $156,891,939; includes $155,890,734 of cash collateral for securities on loan)(b)(wb)	156,990,250	156,896,056

Total Affiliated Mutual Funds (cost $166,427,474)		166,431,591
	Shares	Value

Unaffiliated Fund — 0.5%
Dreyfus Government Cash Management (Institutional Shares)	13,020,335	$13,020,335
(cost $13,020,335)

Total Short-Term Investments (cost $179,447,809)		179,451,926

TOTAL INVESTMENTS—105.0% (cost $2,784,280,819)		2,830,376,387

Liabilities in excess of other assets — (5.0)%		(135,380,600)

Net Assets — 100.0%		$2,694,995,787

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TSX	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,369,706; cash collateral of $155,890,734 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4